LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS (Tables)	0 Months Ended
Dec. 31, 2011
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 17—LEGAL SETTLEMENTS, ACQUISITION, RESTRUCTURING AND OTHER EXPENSES AND IMPAIRMENT:

Legal settlements, acquisition, restructuring and other expenses and impairment consisted of the following:

	Year ended December 31 ,
	2011	2010	2009

	U.S. $ in millions
Legal settlements	$471	$2	$434
Impairment of long lived assets (see also notes 6 and 7)	201	124	110
Restructuring and other expenses	192	260	90
Acquisition costs	37	24	4
Total	$901	$410	$638